Grant Income - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended			180 Months Ended	183 Months Ended
	Oct. 29, 2010	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013	Sep. 30, 2013
Grant Income [Line Items]
Grant income	$ 244,479	$ 0	$ 0	$ 0	$ 0	$ 244,479	$ 244,479	$ 244,479